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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                  April 4, 2003



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The Kensington Funds
                  File Nos. 333-103630 and 811-21316

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds (the "Trust"), in connection with the Trust's threes series, the Kensington Strategic Realty Fund, the Kensington Select Income Fund and the Kensington Real Estate Securities Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Pre-Effective Amendment No. 1 which was filed on April 1, 2003. The text of Pre-Effective Amendment No. 1 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.


                                                     Very truly yours,

                                                     /s/ Patrick W.D. Turley

                                                     Patrick W.D. Turley